Cambria Micro and SmallCap Shareholder Yield ETF
Schedule of Investments
July 31, 2026 (Unaudited)

COMMON STOCKS - 99.1%	Shares	Value
Communication Services - 6.2%
AMC Global Media, Inc. (a)	33,565	$ 375,928
Cars.com, Inc. (a)	32,072	380,053
PubMatic, Inc. - Class A (a)	27,525	346,815
Scholastic Corp.	7,475	303,859
Spok Holdings, Inc.	30,850	336,265
Ziff Davis, Inc. (a)	6,811	361,528
		2,104,448

Consumer Discretionary - 20.1%
Adient PLC (a)	15,684	329,991
American Eagle Outfitters, Inc.	17,797	305,752
BJ's Restaurants, Inc. (a)	5,863	396,397
Columbia Sportswear Co.	5,084	301,888
Covista, Inc. (a)	2,595	323,986
Ethan Allen Interiors, Inc.	14,526	325,382
Gentex Corp.	12,740	297,606
G-III Apparel Group Ltd.	9,730	354,269
Haverty Furniture Cos., Inc.	12,859	316,846
KB Home	5,312	292,001
LCI Industries	3,370	344,953
Lear Corp.	2,348	306,743
Macy's, Inc.	12,614	313,080
Matthews International Corp. - Class A	12,200	338,550
Movado Group, Inc.	8,500	324,530
Phinia, Inc.	3,824	281,408
Sally Beauty Holdings, Inc. (a)	22,857	342,169
Signet Jewelers Ltd.	3,855	358,130
Strategic Education, Inc.	4,190	343,580
Sturm Ruger & Co., Inc.	8,392	311,931
Travel + Leisure Co.	4,228	321,413
		6,830,605

Consumer Staples - 5.8%
Boston Beer Co., Inc. - Class A (a)	1,790	327,928
Edgewell Personal Care Co.	12,742	346,455
Nu Skin Enterprises, Inc. - Class A	64,849	336,566
Reynolds Consumer Products, Inc.	12,424	309,855
Spectrum Brands Holdings, Inc.	3,791	336,527
Universal Corp.	6,109	321,883
		1,979,214

Energy - 9.7%
Dorian LPG Ltd.	8,508	403,449
FutureFuel Corp.	78,803	390,075
International Seaways, Inc.	3,820	367,408
Navigator Holdings Ltd.	15,438	345,039
Oil States International, Inc. (a)	40,968	332,251
Patterson-UTI Energy, Inc.	33,238	348,334
Riley Exploration Permian, Inc.	9,890	338,930
Talos Energy, Inc. (a)	23,797	361,238
World Kinect Corp.	10,029	399,756
		3,286,480

Financials - 24.5%
Amalgamated Financial Corp.	7,077	349,462
Bancorp, Inc. (a)	5,258	352,654
Bread Financial Holdings, Inc.	3,057	330,370
Capitol Federal Financial, Inc.	38,440	339,810
Carter Bankshares, Inc.	9,935	343,552
Cathay General Bancorp	5,234	330,736
CNO Financial Group, Inc.	6,284	346,186
Employers Holdings, Inc.	6,707	339,039
Enact Holdings, Inc.	7,311	345,957
First Hawaiian, Inc.	11,125	309,164
First Interstate BancSystem, Inc. - Class A	8,495	322,980
Genworth Financial, Inc. - Class A (a)	34,918	343,244
Hanmi Financial Corp.	10,087	321,574
Hilltop Holdings, Inc.	8,259	325,735
Jackson Financial, Inc. - Class A	3,023	369,652
Kearny Financial Corp.	35,477	340,224
MGIC Investment Corp.	11,750	352,970
Midland States Bancorp, Inc.	10,723	361,043
Navient Corp.	37,745	316,681
Origin Bancorp, Inc.	6,343	347,152
Pathward Financial, Inc.	3,743	330,282
Prosperity Bancshares, Inc.	3,165	236,964
SLM Corp.	13,080	340,015
Western Union Co.	44,386	282,295
WSFS Financial Corp.	4,201	336,920
		8,314,661

Health Care - 3.7%
Emergent BioSolutions, Inc. (a)	41,046	296,352
Pediatrix Medical Group, Inc. (a)	13,434	356,135
SIGA Technologies, Inc.	78,417	256,424
Tactile Systems Technology, Inc. (a)	11,752	331,054
		1,239,965

Industrials - 19.1%
ACCO Brands Corp.	81,166	342,521
Apogee Enterprises, Inc.	7,597	300,841
ArcBest Corp.	2,134	308,043
Boise Cascade Co.	4,114	314,227
Civeo Corp. (a)	9,706	305,836
Concentrix Corp.	13,888	341,645
Covenant Logistics Group, Inc.	7,328	260,291
Deluxe Corp.	13,739	355,428
Ennis, Inc.	15,315	333,867
Kelly Services, Inc. - Class A	27,597	409,539
Luxfer Holdings PLC	17,437	296,952
ManpowerGroup, Inc.	9,666	506,692
Matson, Inc.	1,652	334,679
MillerKnoll, Inc.	16,021	360,793
Pangaea Logistics Solutions Ltd.	45,929	349,520
Pitney Bowes, Inc.	18,511	324,498
Quanex Building Products Corp.	18,022	321,512
Robert Half, Inc.	10,648	402,494
Wabash National Corp.	23,711	297,810
		6,467,188

Information Technology - 4.3%
DXC Technology Co. (a)	39,228		440,922
OneSpan, Inc.	23,963		370,947
Photronics, Inc. (a)	9,868		298,902
ScanSource, Inc. (a)	6,419		363,444
			1,474,215

Materials - 5.7%
Avient Corp.	8,705		316,166
Cabot Corp.	3,474		305,781
Greif, Inc. - Class A	4,388		379,781
Minerals Technologies, Inc.	4,104		312,889
SunCoke Energy, Inc.	38,854		329,482
Sylvamo Corp.	8,138		304,443
			1,948,542
TOTAL COMMON STOCKS (Cost $30,669,335)			33,645,318

SHORT-TERM INVESTMENTS - 0.8%	Shares		Value
Money Market Funds – 0.8%
First American Treasury Obligations Fund - Class X, 3.60% (b)	264,002		264,002
TOTAL SHORT-TERM INVESTMENTS (Cost $264,002)			264,002

TOTAL INVESTMENTS - 99.9% (Cost $30,933,337)			33,909,320
Other Assets in Excess of Liabilities - 0.1%		0.00091	30,764
TOTAL NET ASSETS - 100.0%			$ 33,940,084

Percentages are stated as a percent of net assets.

The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

PLC – Public Limited Company

(a)	Non-income producing security.
(b)	The rate shown represents the 7-day annualized yield as of July 31, 2026.

Summary of Fair Value Disclosure as of July 31, 2026 (Unaudited)

Cambria Micro and SmallCap Shareholder Yield ETF (the “Fund”) has adopted fair value accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or valuation methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and based on the best information available.
The following is a summary of the fair valuation hierarchy of the Fund’s securities as of July 31, 2026:

	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks	$ 33,645,318	$ –	$ –	$ 33,645,318
Money Market Funds	264,002	–	–	264,002
Total Investments	$ 33,909,320	$ –	$ –	$ 33,909,320

Refer to the Schedule of Investments for further disaggregation of investment categories.

Sector Classification as of July 31, 2026
(% of Total Investments)
Financials	$ 8,314,661	24.7%
Consumer Discretionary	6,830,605	20.3
Industrials	6,467,188	19.2
Energy	3,286,480	9.8
Communication Services	2,104,448	6.2
Consumer Staples	1,979,214	5.9
Materials	1,948,542	5.8
Information Technology	1,474,215	4.4
Health Care	1,239,965	3.7
	$ 33,645,318	100.0%

Percentages are stated as a percent of total investments, excluding short-term investments.